PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED
BELOW:

AIM Asia Pacific Growth Fund         AIM High Income Municipal Fund         AIM Limited Maturity Treasury Fund
AIM Basic Balanced Fund              AIM High Yield Fund                    AIM Mid Cap Basic Value Fund
AIM Basic Value Fund                 AIM Income Allocation Fund             AIM Mid Cap Core Equity Fund
AIM Capital Development Fund         AIM Income Fund                        AIM Moderate Allocation Fund
AIM Charter Fund                     AIM Independence 2010 Fund             AIM Moderate Growth Allocation Fund
AIM China Fund                       AIM Independence 2020 Fund             AIM Moderately Conservative Allocation Fund
AIM Conservative Allocation Fund     AIM Independence 2030 Fund             AIM Money Market Fund
AIM Constellation Fund               AIM Independence 2040 Fund             AIM Municipal Bond Fund
AIM Developing Markets Fund          AIM Independence 2050 Fund             AIM Real Estate Fund
AIM Diversified Dividend Fund        AIM Independence Now Fund              AIM Select Equity Fund
AIM European Growth Fund             AIM Intermediate Government Fund       AIM Short-Term Bond Fund
AIM European Small CompanyFund       AIM International Allocation Fund      AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund    AIM International Growth Fund          AIM Small Cap Growth Fund
AIM Global Equity Fund               AIM International Small Company Fund   AIM Tax-Exempt Cash Fund
AIM Global GrowthFund                AIM International Total Return Fund    AIM Tax-Free Intermediate Fund
AIM Global Health Care Fund          AIM Japan Fund                         AIM Total Return Bond Fund
AIM Global Real Estate Fund          AIM LIBOR Alpha Fund                   AIM Trimark Endeavor Fund
AIM Global Value Fund                AIM Large Cap Basic Value Fund         AIM Trimark Fund
AIM Growth Allocation Fund           AIM Large Cap Growth Fund              AIM Trimark Small Companies Fund

At a meeting held on December 13, 2007, the Boards of Trustees of AIM Equity Funds, AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds, AIM Investment Securities Funds and AIM Tax-Exempt Funds (each, a "Trust," and together, the "Trusts") approved for one or more of the series portfolios listed above (each, a "Fund," and collectively, the "Funds") each of the following items, each of which also requires approval by Fund shareholders:

- For each Fund, a new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trusts' Boards of Trustees (the "Boards") believe that the proposed sub-advisory agreement would benefit the Funds and their shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Funds. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Funds pay to AIM pursuant to their advisory agreements.

- For each Fund, an amendment to the applicable Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give each Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Boards would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of such Trust, Fund or share class, as applicable.

The Boards of Trustees have called a meeting of each Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                   NEW NAME
A I M Advisors, Inc.                           Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                 Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                       Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                  Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                    Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.             Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited               Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                       NEW NAME
INVESCO Asset Management (Japan) Limited       Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.   Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                      Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.             Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.        Invesco Senior Secured Management, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM China Fund                       AIM International Total Return Fund        AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund          AIM Japan Fund                             AIM Trimark Endeavor Fund
AIM Global Health Care Fund          AIM LIBOR Alpha Fund                       AIM Trimark Fund
AIM High Income Municipal Fund       AIM Tax-Exempt Cash Fund                   AIM Trimark Small Companies Fund

Effective December 31, 2007, Miss Ruth Quigley will retire as a trustee of each Trust and at such time any reference to Miss Quigley serving as a trustee or committee member is hereby removed.

For AIM China Fund, AIM Developing Markets Fund, AIM Global Health Care Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund the following information replaces in its entirety the section appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- INVESTMENT TECHNIQUES -- BORROWING" on page 23 of the Statement of Additional Information.

         "BORROWING. The Funds may borrow money, except as described below, to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. AIM International Total Return Fund and AIM LIBOR Alpha Fund may also borrow money to purchase additional securities when the Advisor/Sub-Advisor deems it advantageous to do so. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         If there are unusually heavy redemptions because of changes in interest rates or Fund performance, or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely. Additionally, the ability of AIM International Total Return Fund and AIM LIBOR Alpha Fund to borrow money for leverage may permit these Funds to access new issuances of securities or assume a defensive strategy in response to an increase in the spread between the bid and ask prices of portfolio securities during specific market events, or settle portfolio transactions.

         The Funds may borrow from a bank, broker-dealer, or an AIM Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate."

For AIM China Fund, AIM Developing Markets Fund, AIM Global Health Care Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund the following information replaces in its entirety the second non-fundamental restriction under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- FUND POLICIES -- NON-FUNDAMENTAL RESTRICTIONS" on page 36 of the Statement of Additional Information.

         "2. In complying with the fundamental restriction regarding borrowing money and issuing senor securities, the Fund may borrow money in an amount not exceeding 33"% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging except that AIM International Total Return Fund and AIM LIBOR Alpha Fund may borrow from banks for leveraging in an amount not exceeding 5% of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made. The Fund may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding."

For AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund the following information replaces in its entirety the section appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- INVESTMENT TECHNIQUES -- BORROWING" on page 15 of the Statement of Additional Information.

         "BORROWING. The Funds may borrow money, except as described below, to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund may also borrow money to purchase additional securities when the Advisor deems it advantageous to do so. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         If there are unusually heavy redemptions because of changes in interest rates or Fund performance, or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely. Additionally, the ability of AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund to borrow money for leverage may permit these Funds to access new issuances of securities or assume a defensive strategy in response to an increase in the spread between the bid and ask prices of portfolio securities during specific market events, or settle portfolio transactions.

         The Funds may borrow from a bank, broker-dealer, or an AIM Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate."

For AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund the following information replaces in its entirety the second non-fundamental restriction under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- FUND POLICIES -- NON-FUNDAMENTAL RESTRICTIONS" on page 24 of the Statement of Additional Information.

         "2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33"% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging except that AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund may borrow from banks for leveraging in an amount not exceeding 5% of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made. The Fund may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding."

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                                NEW NAME
A I M Advisors, Inc.                                        Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                              Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                                    Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                               Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                                 Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.                          Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                            Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                                    NEW NAME
INVESCO Asset Management (Japan) Limited                    Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.                Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                                   Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                          Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.                     Invesco Senior Secured Management, Inc.